JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 57.7%
U.S. Treasury Bonds
7.63%, 2/15/2025	118,000	123,688
6.00%, 2/15/2026	268,000	280,374
6.50%, 11/15/2026	72,000	77,687
6.38%, 8/15/2027	323,000	353,382
U.S. Treasury Notes
0.25%, 11/15/2023	456,000	445,526
2.25%, 4/30/2024	10,000	9,728
2.00%, 5/31/2024	11,000	10,657
1.75%, 7/31/2024	321,000	309,138
2.38%, 8/15/2024	200,000	193,883
1.50%, 9/30/2024	287,000	274,612
1.50%, 10/31/2024	258,000	246,380
1.50%, 2/15/2025	100,000	94,922
0.38%, 4/30/2025	153,000	141,632
0.25%, 5/31/2025	1,066,000	981,844
2.88%, 5/31/2025	118,000	114,529
0.38%, 11/30/2025	1,460,000	1,329,512
0.63%, 7/31/2026	75,000	67,512
0.75%, 8/31/2026	772,000	696,127
1.13%, 10/31/2026	259,000	235,690
1.25%, 11/30/2026	339,000	309,179
0.50%, 6/30/2027	391,000	341,331
2.75%, 7/31/2027	150,000	143,484
2.25%, 8/15/2027	100,000	93,758
0.50%, 8/31/2027	300,000	260,719
4.13%, 10/31/2027	100,000	101,039
3.88%, 12/31/2027	20,000	20,033
0.75%, 1/31/2028	75,000	65,232
3.50%, 1/31/2028	350,000	345,297
2.75%, 2/15/2028	200,000	190,828
1.13%, 2/29/2028	75,000	66,293
3.63%, 3/31/2028	50,000	49,621
1.25%, 4/30/2028	160,000	141,800
2.88%, 5/15/2028	91,000	87,211
Total U.S. Treasury Obligations (Cost $8,535,498)		8,202,648
Corporate Bonds — 25.0%
Aerospace & Defense — 0.4%
Boeing Co. (The)
4.88%, 5/1/2025	5,000	4,961
2.75%, 2/1/2026	15,000	14,055
2.70%, 2/1/2027	2,000	1,836
2.80%, 3/1/2027	10,000	9,147
General Dynamics Corp. 2.38%, 11/15/2024	7,000	6,738
Leidos, Inc. 3.63%, 5/15/2025	4,000	3,860
Lockheed Martin Corp. 3.55%, 1/15/2026	2,000	1,957

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
Raytheon Technologies Corp.
3.20%, 3/15/2024	16,000	15,727
3.13%, 5/4/2027	6,000	5,679
		63,960
Air Freight & Logistics — 0.0% ^
GXO Logistics, Inc. 1.65%, 7/15/2026	4,000	3,468
Automobiles — 0.2%
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	28,000	25,566
Banks — 7.0%
Bangko Sentral ng Pilipinas International Bond (Philippines) Series A, 8.60%, 6/15/2027	13,000	14,767
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.01%, 2/13/2026 (a)	30,000	28,144
(SOFR + 1.15%), 1.32%, 6/19/2026 (a)	78,000	71,602
(SOFR + 0.96%), 1.73%, 7/22/2027 (a)	51,000	45,474
(SOFR + 1.58%), 4.38%, 4/27/2028 (a)	6,000	5,800
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (a)	9,000	8,069
2.65%, 3/8/2027	39,000	35,979
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	38,374
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (a)	45,000	40,114
(3-MONTH CME TERM SOFR + 1.45%), 4.07%, 4/23/2029 (a)	16,000	15,118
HSBC Holdings plc (United Kingdom)
(SOFR + 1.40%), 2.63%, 11/7/2025 (a)	30,000	28,550
(SOFR + 1.29%), 1.59%, 5/24/2027 (a)	25,000	22,189
KeyCorp 2.25%, 4/6/2027	1,000	825
Kreditanstalt fuer Wiederaufbau (Germany)
2.63%, 2/28/2024	54,000	52,932
0.25%, 3/8/2024	22,000	21,174
0.38%, 7/18/2025	22,000	20,252
1.00%, 10/1/2026	8,000	7,242
Landwirtschaftliche Rentenbank (Germany)
Series 40, 0.50%, 5/27/2025	5,000	4,617
0.88%, 3/30/2026	39,000	35,561
1.75%, 7/27/2026	1,000	929
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 2/22/2027	45,000	43,655
3.96%, 3/2/2028	21,000	20,091
Oesterreichische Kontrollbank AG (Austria) 0.50%, 2/2/2026	38,000	34,405
Regions Financial Corp. 2.25%, 5/18/2025	5,000	4,615
Royal Bank of Canada (Canada) 1.40%, 11/2/2026	70,000	62,211
Santander Holdings USA, Inc. (SOFR + 1.25%), 2.49%, 1/6/2028 (a)	39,000	34,180
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.01%, 10/19/2026	66,000	61,471
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	5,000	4,537
1.25%, 9/10/2026	32,000	28,302
2.80%, 3/10/2027	6,000	5,524

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (a) (b)	7,000	6,522
Truist Financial Corp.
3.70%, 6/5/2025	6,000	5,766
(SOFR + 1.37%), 4.12%, 6/6/2028 (a)	17,000	16,104
US Bancorp (SOFR + 0.73%), 2.22%, 1/27/2028 (a)	35,000	31,216
Wells Fargo & Co.
3.30%, 9/9/2024	16,000	15,604
3.00%, 4/22/2026	8,000	7,571
(SOFR + 1.32%), 3.91%, 4/25/2026 (a)	20,000	19,475
(SOFR + 2.00%), 2.19%, 4/30/2026 (a)	25,000	23,518
3.00%, 10/23/2026	2,000	1,866
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (a)	25,000	23,487
Westpac Banking Corp. (Australia)
5.46%, 11/18/2027	14,000	14,432
3.40%, 1/25/2028	35,000	33,212
		995,476
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	16,000	15,582
Coca-Cola Co. (The) 1.45%, 6/1/2027	16,000	14,515
Constellation Brands, Inc. 4.35%, 5/9/2027	5,000	4,906
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	2,000	1,930
PepsiCo, Inc.
2.85%, 2/24/2026	10,000	9,617
2.38%, 10/6/2026	2,000	1,884
		48,434
Biotechnology — 0.4%
AbbVie, Inc.
2.60%, 11/21/2024	10,000	9,629
3.80%, 3/15/2025	42,000	41,072
Baxalta, Inc. 4.00%, 6/23/2025	4,000	3,908
		54,609
Broadline Retail — 0.2%
Amazon.com, Inc. 2.80%, 8/22/2024	7,000	6,822
eBay, Inc.
1.90%, 3/11/2025	2,000	1,891
1.40%, 5/10/2026	19,000	17,198
		25,911
Building Products — 0.0% ^
Lennox International, Inc. 1.35%, 8/1/2025	2,000	1,837
Capital Markets — 2.3%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	2,000	1,952
2.88%, 9/15/2026	2,000	1,886
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	10,000	9,397
1.05%, 10/15/2026	39,000	34,190

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Blackstone Secured Lending Fund 2.75%, 9/16/2026	2,000	1,743
CME Group, Inc. 3.00%, 3/15/2025	2,000	1,934
Franklin Resources, Inc. 2.85%, 3/30/2025	2,000	1,907
Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	10,000	9,844
3.50%, 4/1/2025	17,000	16,420
(SOFR + 0.91%), 1.95%, 10/21/2027 (a)	57,000	50,777
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	14,000	12,715
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (a)	10,000	9,325
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	7,000	6,825
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	5,000	4,921
Moody's Corp. 4.88%, 2/15/2024	2,000	1,992
Morgan Stanley
3.70%, 10/23/2024	21,000	20,525
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (a)	107,000	99,446
(SOFR + 0.88%), 1.59%, 5/4/2027 (a)	7,000	6,291
State Street Corp.
(SOFR + 0.94%), 2.35%, 11/1/2025 (a)	10,000	9,554
(SOFR + 0.73%), 2.20%, 2/7/2028 (a)	29,000	26,371
		328,015
Chemicals — 0.2%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	9,000	8,189
Celanese US Holdings LLC 3.50%, 5/8/2024	14,000	13,680
DuPont de Nemours, Inc. 4.49%, 11/15/2025	10,000	9,894
		31,763
Communications Equipment — 0.1%
Nokia OYJ (Finland) 4.38%, 6/12/2027	21,000	19,950
Consumer Finance — 1.3%
Ally Financial, Inc. 3.88%, 5/21/2024	7,000	6,784
American Express Co. 1.65%, 11/4/2026	25,000	22,436
American Honda Finance Corp. 1.20%, 7/8/2025	15,000	13,886
Capital One Financial Corp.
3.30%, 10/30/2024	30,000	28,904
(SOFR + 2.06%), 4.93%, 5/10/2028 (a)	11,000	10,571
Caterpillar Financial Services Corp.
3.30%, 6/9/2024	12,000	11,775
1.15%, 9/14/2026	1,000	896
1.10%, 9/14/2027	6,000	5,223
General Motors Financial Co., Inc. 2.40%, 4/10/2028	5,000	4,342
John Deere Capital Corp. 1.70%, 1/11/2027	44,000	39,983
PACCAR Financial Corp.
1.10%, 5/11/2026	1,000	906
2.00%, 2/4/2027	2,000	1,825
Synchrony Financial 3.95%, 12/1/2027	24,000	20,681

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Toyota Motor Credit Corp.
0.80%, 10/16/2025	3,000	2,730
3.05%, 3/22/2027	17,000	16,069
		187,011
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp. 1.38%, 6/20/2027	3,000	2,680
Dollar General Corp. 3.88%, 4/15/2027	12,000	11,618
Kroger Co. (The) 3.50%, 2/1/2026	2,000	1,931
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	9,000	8,542
Walmart, Inc. 1.05%, 9/17/2026	44,000	39,614
		64,385
Containers & Packaging — 0.0% ^
Berry Global, Inc. 1.57%, 1/15/2026	2,000	1,813
WRKCo, Inc. 4.65%, 3/15/2026	3,000	2,942
		4,755
Diversified Consumer Services — 0.0% ^
Leland Stanford Junior University (The) 1.29%, 6/1/2027	2,000	1,776
Diversified REITs — 0.3%
Simon Property Group LP 3.50%, 9/1/2025	38,000	36,664
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.
0.85%, 11/20/2025	6,000	5,448
3.00%, 3/22/2027	13,000	12,250
2.10%, 3/22/2028	12,000	10,590
		28,288
Electric Utilities — 1.0%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	2,000	1,812
Duke Energy Corp. 0.90%, 9/15/2025	22,000	20,028
Eversource Energy
Series Q, 0.80%, 8/15/2025	20,000	18,084
Series U, 1.40%, 8/15/2026	16,000	14,290
ITC Holdings Corp. 3.25%, 6/30/2026	10,000	9,485
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 2.41%), 4.80%, 12/1/2077 (a)	7,000	6,087
Oncor Electric Delivery Co. LLC 0.55%, 10/1/2025	34,000	30,811
Pacific Gas and Electric Co.
3.15%, 1/1/2026	4,000	3,740
2.95%, 3/1/2026	6,000	5,540
Union Electric Co. 2.95%, 6/15/2027	11,000	10,381
Xcel Energy, Inc. 1.75%, 3/15/2027	18,000	16,126
		136,384
Electrical Equipment — 0.1%
Emerson Electric Co. 0.88%, 10/15/2026	11,000	9,763
Electronic Equipment, Instruments & Components — 0.3%
Jabil, Inc. 3.95%, 1/12/2028	5,000	4,680

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
TD SYNNEX Corp. 1.25%, 8/9/2024	19,000	17,860
Vontier Corp. 2.40%, 4/1/2028	19,000	15,922
		38,462
Energy Equipment & Services — 0.0% ^
Schlumberger Investment SA 4.50%, 5/15/2028	6,000	5,940
Entertainment — 0.3%
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	39,000	35,978
2.95%, 6/15/2027	5,000	4,719
		40,697
Financial Services — 0.3%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	6,000	5,828
Global Payments, Inc. 4.95%, 8/15/2027	10,000	9,801
Mastercard, Inc. 3.38%, 4/1/2024	7,000	6,895
ORIX Corp. (Japan) 5.00%, 9/13/2027	6,000	6,000
PayPal Holdings, Inc. 2.40%, 10/1/2024	8,000	7,721
Radian Group, Inc. 4.88%, 3/15/2027	5,000	4,776
Visa, Inc. 0.75%, 8/15/2027	8,000	7,024
		48,045
Food Products — 0.2%
JBS USA LUX SA 2.50%, 1/15/2027 (c)	24,000	21,106
Kellogg Co. 3.25%, 4/1/2026	8,000	7,647
Tyson Foods, Inc. 3.55%, 6/2/2027	5,000	4,730
		33,483
Gas Utilities — 0.1%
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	11,000	10,327
Ground Transportation — 0.2%
BNSF Funding Trust I (ICE LIBOR USD 3 Month + 2.35%), 6.61%, 12/15/2055 (a)	3,000	2,883
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	4,858
Ryder System, Inc.
4.63%, 6/1/2025	17,000	16,725
1.75%, 9/1/2026	5,000	4,480
Union Pacific Corp. 2.15%, 2/5/2027	1,000	923
		29,869
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc. 1.92%, 2/1/2027	2,000	1,783
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	11,000	10,467
		12,250
Health Care Providers & Services — 1.0%
Cigna Group (The) 0.61%, 3/15/2024	38,000	36,558
CVS Health Corp. 1.30%, 8/21/2027	29,000	25,057
Elevance Health, Inc.
3.35%, 12/1/2024	11,000	10,687
1.50%, 3/15/2026	6,000	5,475

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc. 5.00%, 3/15/2024	42,000	41,713
Humana, Inc. 1.35%, 2/3/2027	34,000	29,836
		149,326
Health Care REITs — 0.1%
Healthpeak OP LLC 1.35%, 2/1/2027	10,000	8,719
Welltower OP LLC 4.00%, 6/1/2025	12,000	11,635
		20,354
Hotels, Restaurants & Leisure — 0.1%
Hyatt Hotels Corp. 4.85%, 3/15/2026	5,000	4,929
Starbucks Corp. 2.00%, 3/12/2027	5,000	4,538
		9,467
Household Durables — 0.1%
DR Horton, Inc. 1.40%, 10/15/2027	2,000	1,729
Lennar Corp. 5.00%, 6/15/2027	10,000	9,855
		11,584
Household Products — 0.3%
Procter & Gamble Co. (The) 2.80%, 3/25/2027	39,000	37,153
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 1.10%, 3/1/2027	37,000	32,950
Industrial REITs — 0.0% ^
Prologis LP 2.13%, 4/15/2027	4,000	3,648
Insurance — 0.4%
Aflac, Inc. 1.13%, 3/15/2026	17,000	15,483
Assurant, Inc. 4.90%, 3/27/2028	14,000	13,524
Prudential Financial, Inc.
1.50%, 3/10/2026	10,000	9,179
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (a)	10,000	9,538
RenaissanceRe Finance, Inc. (Bermuda) 3.70%, 4/1/2025	5,000	4,868
		52,592
Interactive Media & Services — 0.1%
Alphabet, Inc. 0.80%, 8/15/2027	15,000	13,170
IT Services — 0.2%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	33,000	28,221
Leisure Products — 0.0% ^
Hasbro, Inc. 3.55%, 11/19/2026	3,000	2,819
Machinery — 0.1%
CNH Industrial Capital LLC 1.45%, 7/15/2026	3,000	2,663
CNH Industrial NV (United Kingdom) 3.85%, 11/15/2027	12,000	11,343
		14,006
Media — 0.6%
Comcast Corp.
3.38%, 8/15/2025	12,000	11,665
3.95%, 10/15/2025	35,000	34,407

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Paramount Global 4.00%, 1/15/2026	6,000	5,684
WPP Finance 2010 (United Kingdom) 3.75%, 9/19/2024	28,000	27,231
		78,987
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia)
6.42%, 3/1/2026	1,000	1,037
4.75%, 2/28/2028	5,000	5,031
Nucor Corp. 2.00%, 6/1/2025	6,000	5,631
		11,699
Multi-Utilities — 0.3%
Ameren Corp. 3.65%, 2/15/2026	22,000	21,139
DTE Energy Co.
Series F, 1.05%, 6/1/2025	5,000	4,599
2.85%, 10/1/2026	3,000	2,789
NiSource, Inc. 0.95%, 8/15/2025	10,000	9,118
		37,645
Office REITs — 0.0% ^
Brandywine Operating Partnership LP 3.95%, 11/15/2027	7,000	5,153
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	10,000	10,015
Chevron Corp. 2.00%, 5/11/2027	13,000	11,904
Chevron USA, Inc. 1.02%, 8/12/2027	32,000	28,096
Energy Transfer LP
2.90%, 5/15/2025	16,000	15,202
4.75%, 1/15/2026	7,000	6,899
Enterprise Products Operating LLC 3.75%, 2/15/2025	35,000	34,337
Equinor ASA (Norway) 1.75%, 1/22/2026	6,000	5,572
Exxon Mobil Corp. 2.28%, 8/16/2026	11,000	10,322
Kinder Morgan, Inc. 1.75%, 11/15/2026	6,000	5,344
Marathon Petroleum Corp. 4.70%, 5/1/2025	6,000	5,925
MPLX LP 4.00%, 3/15/2028	5,000	4,750
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	5,000	4,970
Ovintiv, Inc. 5.65%, 5/15/2025	15,000	14,986
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (d)	1	1
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	13,574
Spectra Energy Partners LP 4.75%, 3/15/2024	4,000	3,961
		175,858
Paper & Forest Products — 0.0% ^
Fibria Overseas Finance Ltd. (Brazil) 4.00%, 1/14/2025	6,000	5,877
Personal Care Products — 0.0% ^
Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	7,000	6,713
Pharmaceuticals — 0.5%
Astrazeneca Finance LLC (United Kingdom) 4.88%, 3/3/2028	28,000	28,367
AstraZeneca plc (United Kingdom) 3.13%, 6/12/2027	7,000	6,662
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.63%, 5/15/2025	2,000	1,959

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck & Co., Inc.
2.75%, 2/10/2025	17,000	16,494
1.70%, 6/10/2027	18,000	16,304
Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	2,000	1,906
		71,692
Residential REITs — 0.2%
AvalonBay Communities, Inc.
3.45%, 6/1/2025	2,000	1,932
3.50%, 11/15/2025	2,000	1,927
ERP Operating LP 2.85%, 11/1/2026	1,000	925
Mid-America Apartments LP 1.10%, 9/15/2026	27,000	23,734
		28,518
Retail REITs — 0.1%
Realty Income Corp. 3.88%, 4/15/2025	9,000	8,766
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc. 3.63%, 10/15/2024	10,000	9,758
Intel Corp. 3.40%, 3/25/2025	2,000	1,955
NXP BV (China) 4.88%, 3/1/2024	34,000	33,740
QUALCOMM, Inc. 1.30%, 5/20/2028	18,000	15,469
Texas Instruments, Inc. 1.13%, 9/15/2026	34,000	30,605
		91,527
Software — 0.3%
Microsoft Corp. 3.30%, 2/6/2027	28,000	27,378
VMware, Inc. 3.90%, 8/21/2027	13,000	12,380
		39,758
Specialized REITs — 0.5%
American Tower Corp.
1.45%, 9/15/2026	11,000	9,739
1.50%, 1/31/2028	11,000	9,328
Crown Castle, Inc.
1.05%, 7/15/2026	5,000	4,398
5.00%, 1/11/2028	5,000	4,959
3.80%, 2/15/2028	6,000	5,645
Equinix, Inc.
1.80%, 7/15/2027	9,000	7,803
1.55%, 3/15/2028	7,000	5,891
2.00%, 5/15/2028	21,000	17,819
		65,582
Specialty Retail — 0.6%
Home Depot, Inc. (The)
3.35%, 9/15/2025	5,000	4,864
0.90%, 3/15/2028	14,000	11,960
Lowe's Cos., Inc.
3.13%, 9/15/2024	30,000	29,199
3.38%, 9/15/2025	6,000	5,788

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	5,000	4,783
TJX Cos., Inc. (The) 1.15%, 5/15/2028	32,000	27,637
		84,231
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.75%, 1/13/2025	10,000	9,724
2.50%, 2/9/2025	2,000	1,933
3.00%, 11/13/2027	13,000	12,410
Dell International LLC 5.85%, 7/15/2025	14,000	14,185
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	12,000	11,602
HP, Inc. 1.45%, 6/17/2026	2,000	1,799
Western Digital Corp. 4.75%, 2/15/2026	17,000	16,203
		67,856
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	31,000	30,084
2.79%, 9/6/2024	15,000	14,439
2.26%, 3/25/2028	5,000	4,294
Philip Morris International, Inc. 1.50%, 5/1/2025	3,000	2,814
		51,631
Trading Companies & Distributors — 0.3%
Air Lease Corp. 4.25%, 9/15/2024	38,000	37,213
GATX Corp. 3.25%, 9/15/2026	5,000	4,648
		41,861
Water Utilities — 0.0% ^
American Water Capital Corp. 3.40%, 3/1/2025	1,000	973
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 2.95%, 3/15/2025 (c)	24,000	22,875
Total Corporate Bonds (Cost $3,709,382)		3,559,580
Mortgage-Backed Securities — 7.0%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	4,390	4,266
Pool # G18511, 2.50%, 5/1/2029	1,481	1,398
Pool # G18568, 2.50%, 9/1/2030	7,088	6,656
Pool # J33012, 3.00%, 10/1/2030	17,685	17,043
Pool # G18600, 2.50%, 5/1/2031	5,306	4,969
Pool # J35495, 2.50%, 10/1/2031	10,882	10,174
Pool # G18632, 3.00%, 2/1/2032	5,555	5,289
Pool # J37147, 3.00%, 6/1/2032	6,981	6,646
Pool # G18715, 3.00%, 12/1/2033	3,857	3,659
FHLMC UMBS, 15 Year
Pool # ZS8617, 2.50%, 8/1/2031	11,716	10,958
Pool # ZS7938, 2.50%, 1/1/2033	1,598	1,487
Pool # ZK9341, 3.00%, 3/1/2033	2,107	1,993

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZT0716, 3.00%, 10/1/2033	2,042	1,935
Pool # SB0194, 2.50%, 12/1/2033	4,447	4,138
Pool # SB0109, 2.50%, 11/1/2034	7,504	6,953
Pool # SB0264, 2.50%, 2/1/2035	10,564	9,747
Pool # SB0401, 2.00%, 7/1/2035	16,869	15,158
Pool # SB0394, 2.50%, 7/1/2035	9,190	8,481
Pool # SB8501, 2.00%, 8/1/2035	12,823	11,523
Pool # SB0406, 2.50%, 8/1/2035	17,417	16,071
Pool # SB8058, 2.50%, 8/1/2035	12,367	11,411
Pool # RC1591, 1.50%, 10/1/2035	19,074	16,665
Pool # QN4278, 2.00%, 11/1/2035	6,534	5,866
Pool # QN4490, 1.50%, 12/1/2035	16,904	14,769
Pool # SB0450, 2.00%, 12/1/2035	32,266	29,072
Pool # SB8102, 1.50%, 5/1/2036	24,961	21,815
Pool # SB8118, 1.50%, 9/1/2036	53,758	46,982
Pool # SB8222, 4.50%, 4/1/2038	14,550	14,339
FNMA UMBS, 15 Year
Pool # AV4793, 3.50%, 5/1/2029	7,078	6,843
Pool # AS4489, 2.50%, 3/1/2030	1,612	1,512
Pool # AL6583, 3.00%, 3/1/2030	3,545	3,412
Pool # AL9852, 3.00%, 9/1/2030	9,916	9,545
Pool # AS7467, 2.50%, 7/1/2031	5,658	5,292
Pool # FM6169, 3.50%, 5/1/2032	17,730	17,250
Pool # BM3276, 3.50%, 12/1/2032	7,273	7,025
Pool # CA1089, 3.00%, 2/1/2033	6,188	5,885
Pool # FM4036, 2.50%, 12/1/2033	7,696	7,198
Pool # BN3975, 3.00%, 1/1/2034	757	718
Pool # MA3631, 3.00%, 4/1/2034	6,663	6,306
Pool # MA3709, 2.50%, 6/1/2034	4,300	3,984
Pool # BJ5549, 3.00%, 8/1/2034	1,799	1,703
Pool # FM2403, 3.50%, 9/1/2034	7,233	6,986
Pool # FM5400, 2.50%, 10/1/2034	9,939	9,296
Pool # MA3828, 3.00%, 11/1/2034	6,712	6,352
Pool # BP5762, 2.50%, 6/1/2035	21,706	20,026
Pool # FM3936, 2.50%, 8/1/2035	4,431	4,123
Pool # CA7497, 2.50%, 10/1/2035	8,754	8,078
Pool # FM4850, 2.00%, 11/1/2035	14,699	13,209
Pool # FM5396, 2.00%, 12/1/2035	32,908	29,569
Pool # FM6510, 2.00%, 3/1/2036	31,697	28,481
Pool # FM6512, 2.00%, 3/1/2036	34,054	30,598
Pool # MA4298, 2.50%, 3/1/2036	18,168	16,810
Pool # CB0302, 1.50%, 5/1/2036	49,863	43,580
Pool # FM7113, 2.00%, 5/1/2036	38,658	34,653
Pool # MA4329, 2.00%, 5/1/2036	60,509	54,218
Pool # BP3507, 2.00%, 6/1/2036	59,745	53,534
Pool # CB0747, 2.50%, 6/1/2036	9,727	8,980
Pool # MA4384, 2.50%, 7/1/2036	4,504	4,154
Pool # FM9020, 2.00%, 9/1/2036	7,970	7,151
Pool # FM9367, 1.50%, 11/1/2036	47,245	41,274

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4470, 2.00%, 11/1/2036	33,589	30,096
Pool # MA4497, 2.00%, 12/1/2036	32,432	29,059
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 6/25/2038 (e)	57,000	49,790
TBA, 2.00%, 6/25/2038 (e)	5,000	4,480
TBA, 3.00%, 6/25/2038 (e)	35,000	32,996
TBA, 3.50%, 6/25/2038 (e)	5,000	4,793
TBA, 5.00%, 6/25/2038 (e)	10,000	9,974
TBA, 5.50%, 6/25/2038 (e)	10,000	10,064
GNMA II, 15 Year
Pool # MA4559, 3.00%, 7/20/2032	4,938	4,701
Pool # MA7107, 2.50%, 1/20/2036	18,619	17,112
Total Mortgage-Backed Securities (Cost $1,118,989)		1,000,273
Supranational — 2.8%
African Development Bank (Supranational)
0.88%, 3/23/2026	30,000	27,365
0.88%, 7/22/2026	3,000	2,710
Asian Development Bank (Supranational)
0.38%, 6/11/2024	67,000	63,863
2.00%, 1/22/2025	11,000	10,540
0.38%, 9/3/2025	33,000	30,241
Asian Infrastructure Investment Bank (The) (Supranational) 0.50%, 5/28/2025	30,000	27,653
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	4,746
0.50%, 11/25/2025	4,000	3,651
European Investment Bank (Supranational)
0.38%, 3/26/2026	48,000	43,267
3.88%, 3/15/2028	35,000	34,990
Inter-American Development Bank (Supranational)
0.50%, 9/23/2024	25,000	23,627
0.88%, 4/20/2026	55,000	50,113
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	15,000	14,526
0.63%, 4/22/2025	34,000	31,607
1.38%, 4/20/2028	17,000	15,101
International Finance Corp. (Supranational) 0.75%, 10/8/2026	14,000	12,550
Total Supranational (Cost $412,002)		396,550
Commercial Mortgage-Backed Securities — 2.3%
Benchmark Mortgage Trust Series 2019-B12, Class A2, 3.00%, 8/15/2052	6,214	5,964
CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	13,921	13,312
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	6,769	6,520
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	18,833
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	19,088
FHLMC, Multi-Family Structured Pass-Through Certificates Series K092, Class A1, 3.13%, 10/25/2028	137,127	131,911

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FNMA ACES Series 2017-M10, Class AV2, 2.54%, 7/25/2024 (f)	11,319	11,008
GS Mortgage Securities Trust Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	16,582
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C, 4.63%, 4/15/2047 (f)	10,000	9,424
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class D, 4.23%, 1/15/2049 (f)	10,000	8,374
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,552	5,361
Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	29,539
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	22,829
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class B, 3.74%, 12/15/2045	15,000	13,416
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	11,672
Total Commercial Mortgage-Backed Securities (Cost $341,222)		323,833
U.S. Government Agency Securities — 1.9%
FFCB Funding Corp.
2.51%, 4/1/2025	4,000	3,842
3.32%, 2/25/2026	10,000	9,759
3.00%, 8/3/2026	7,000	6,740
1.00%, 10/7/2026	46,000	41,147
0.75%, 12/16/2026	18,000	15,802
FHLB
0.66%, 10/28/2024	10,000	9,398
0.75%, 2/24/2026	20,000	18,092
1.25%, 12/21/2026	75,000	68,072
0.90%, 2/26/2027	15,000	13,241
FHLMC 5.20%, 1/10/2025	5,000	4,973
FNMA 0.50%, 11/7/2025	49,000	44,679
Tennessee Valley Authority
0.75%, 5/15/2025	20,000	18,547
3.88%, 3/15/2028	10,000	9,924
Total U.S. Government Agency Securities (Cost $272,014)		264,216
Foreign Government Securities — 1.1%
Canada Government Bond 0.75%, 5/19/2026	45,000	40,812
Export Development Canada 2.63%, 2/21/2024	15,000	14,714
Hungary Government Bond 5.75%, 11/22/2023	1,000	1,000
Province of Alberta 1.00%, 5/20/2025	13,000	12,107
Province of British Columbia 0.90%, 7/20/2026	10,000	9,030
Province of Ontario
0.63%, 1/21/2026	22,000	19,971
1.05%, 4/14/2026	8,000	7,301
Province of Quebec 3.63%, 4/13/2028	20,000	19,579
Republic of Panama 8.88%, 9/30/2027	8,000	9,283
Republic of Peru 2.39%, 1/23/2026	18,000	16,913
Total Foreign Government Securities (Cost $159,636)		150,710

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 0.9%
AmeriCredit Automobile Receivables Trust Series 2020-3, Class B, 0.76%, 12/18/2025	30,000	29,163
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	30,000	29,191
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	13,342	12,897
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 2/15/2027	10,000	9,479
Drive Auto Receivables Trust Series 2021-2, Class B, 0.58%, 12/15/2025	7,739	7,713
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	10,000	9,507
Ford Credit Floorplan Master Owner Trust A Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	7,802
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	21,499
World Omni Auto Receivables Trust Series 2021-C, Class A3, 0.44%, 8/17/2026	9,045	8,657
Total Asset-Backed Securities (Cost $139,458)		135,908
Municipal Bonds — 0.3% (g)
California — 0.1%
University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,665
Florida — 0.2%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.71%, 7/1/2027	36,000	31,976
Total Municipal Bonds (Cost $38,613)		36,641
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (h) (i) (Cost $176,764)	176,764	176,764
Total Investments — 100.2% (Cost $14,903,578)		14,247,123
Liabilities in Excess of Other Assets — (0.2)%		(23,477)
NET ASSETS — 100.0%		14,223,646

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $6,522 or 0.05% of the Fund’s net assets as of May 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2023.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$135,908	$—	$135,908
Commercial Mortgage-Backed Securities	—	323,833	—	323,833
Corporate Bonds	—	3,559,580	—	3,559,580
Foreign Government Securities	—	150,710	—	150,710

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage-Backed Securities	$—	$1,000,273	$—	$1,000,273
Municipal Bonds	—	36,641	—	36,641
Supranational	—	396,550	—	396,550
U.S. Government Agency Securities	—	264,216	—	264,216
U.S. Treasury Obligations	—	8,202,648	—	8,202,648
Short-Term Investments
Investment Companies	176,764	—	—	176,764
Total Investments in Securities	$176,764	$14,070,359	$—	$14,247,123
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	$758,888	$721,094	$1,303,218	$—	$—	$176,764	176,764	$2,497	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.